Schedule of allowance of credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Balance at the beginning of the year		¥ 20,007	¥ 23,594
(Reversal) additions of expected credit losses	$ 254	1,775	(3,587)	¥ 11,713
Balance at the end of the year		¥ 21,782	¥ 20,007	¥ 23,594